Segment Information and Geographic Data - Additional Information (Detail)	12 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Sales to an individual customer	No sales to an individual customer or country other than the United States accounted for more than 10% of revenue for fiscal years 2024, 2023, or 2022.